Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment, Reconciliation of Other Items from Segments to Consolidated	The following table includes capital expenditures by segment for the periods presented in these financial statements.

	December 31, 2024	December 31, 2023
	$	$
Tankers	4,841	10,198

Schedule of Segment Reporting Information, by Segment
The following table includes the Company’s revenues, expenses, other segment items, income from operations and equity income by segment, and reconciles such amounts to the Company’s consolidated net income before income tax for the periods presented in these financial statements:

	Year Ended December 31, 2024
	Tankers $	Marine Services and Other $	Elimination (1) $	Total $
Revenues	1,106,278	123,058	—	1,229,336
Voyage expenses	(405,546)	—	—	(405,546)
Vessel operating expenses	(150,605)	(110,509)	—	(261,114)
Charter hire expenses	(74,379)	(416)	—	(74,795)
Depreciation and amortization	(93,582)	—	—	(93,582)
General and administrative expenses (2)	(48,833)	2,549	(320)	(46,604)
Gain on sale and write-down of assets	38,080	—	—	38,080
Restructuring charges (note 16)	(5,952)	—	320	(5,632)
Income from operations	365,461	14,682	—	380,143

Equity income	2,767	—	—	2,767
Non-segment reconciling items:
Interest expense				(7,472)
Interest income				24,076
Other income				4,558
Net income before income tax				404,072
(1)Relates to inter-segment transactions that are eliminated as part of consolidation.
(2)Marine Services and Other includes certain services which were provided to Tankers by the Entities under Common Control, which offset the corresponding expense in Tankers.

	Year Ended December 31, 2023
	Tankers $	Marine Services and Other $	Elimination $	Total $
Revenues	1,364,452	109,247	—	1,473,699
Voyage expenses	(474,371)	—	—	(474,371)
Vessel operating expenses	(148,960)	(100,313)	—	(249,273)
Charter hire expenses	(70,836)	—	—	(70,836)
Depreciation and amortization	(97,551)	—	—	(97,551)
General and administrative expenses (1)	(45,936)	2,269	—	(43,667)
Gain on sale of vessel	10,360	—	—	10,360
Restructuring charges (note 16)	(1,248)	(349)	—	(1,597)
Income from operations	535,910	10,854	—	546,764

Equity income	3,432	—	—	3,432
Non-segment reconciling items:
Interest expense				(27,713)
Interest income				10,952
Realized and unrealized gains on derivative instruments				449
Other expense				(1,402)
Net income before income tax				532,482
(1)     Marine Services and Other includes certain services which were provided to Tankers by the Entities under Common Control, which offset the corresponding expense in Tankers.

	Year Ended December 31, 2022
	Tankers $	Marine Services and Other $	Elimination $	Total $
Revenues	1,063,111	114,845	—	1,177,956
Voyage expenses	(495,604)	—	—	(495,604)
Vessel operating expenses	(150,448)	(99,528)	—	(249,976)
Charter hire expenses	(27,374)	—	—	(27,374)
Depreciation and amortization	(99,033)	—	—	(99,033)
General and administrative expenses (1)	(41,769)	657	—	(41,112)
Gain on sale and write-down of assets	8,888	—	—	8,888
Restructuring charges (note 16)	(1,822)	(8,100)	—	(9,922)
Income from operations	255,949	7,874	—	263,823

Equity income	244	—	—	244
Non-segment reconciling items:
Interest expense				(35,752)
Interest income				1,460
Realized and unrealized gains on derivative instruments				5,179
Other income				2,709
Net income before income tax				237,663
(1)     Marine Services and Other includes certain services which were provided to Tankers by the Entities under Common Control, which offset the corresponding expense in Tankers.

Reconciliation of Assets from Segment to Consolidated
A reconciliation of total segment assets to total assets, presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2024 (1)	December 31, 2023 (1)
	$	$
Tankers	1,416,789	1,508,113
Marine Services and Other	40,061	32,182
Due from affiliates	5,230	9,908
Cash and cash equivalents	511,888	391,464
Total assets	1,973,968	1,941,667